Shareholder Report, Average Annual Return (Details)	12 Months Ended	45 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000226472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	5.69%	2.90%
Without Sales Load [Member] | C000226472
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%	2.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(1.50%)
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return, Percent	5.03%	2.65%